5. OTHER FINANCING RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Other financing receivables

	June 30,	December 31,
	2014	2013
	(unaudited)

Minimum financing payments receivable	$9,645	$—
Less: Allowance for doubtful accounts	—	—
Net minimum financing payments receivable	9,645	—
Less: unearned interest income	(498)	—

Other financing receivables	$9,147	$—